                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN AMERICAN VALUE FUND

                    SUPPLEMENT DATED AUGUST 17, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The third paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (2) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (4) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (5) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (6) The last four sentences of the fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" are hereby deleted in their entirety and replaced with the following:

The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (7) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (8) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSAV SPT 8/01
                                                                     453 553 653
                                                                        65012-05

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN EMERGING MARKETS FUND

                    SUPPLEMENT DATED AUGUST 17, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. Robert L. Meyer and Narayan Ramachandran are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

Mr. Meyer, a Managing Director and co-head of the Emerging Markets Equity Group, joined the Subadviser in 1989. Mr. Meyer was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he holds the Chartered Financial Analyst designation. Mr. Meyer has been co-manager of the Fund since September of 1997 and has been affiliated with the Fund since its inception.

Mr. Ramachandran, a Managing Director and co-head of the Emerging Markets Equity Group, joined the Subadviser in 1996. Mr. Ramachandran holds a B.S. in Chemical Engineering from the Indian Institute of Technology in Bombay and an M.B.A. from the University of Michigan at Ann Arbor. He also holds the Chartered Financial Analyst designation. Mr. Ramachandran has shared primary responsibility for managing the Portfolio's assets since February 2001.

    (2) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (3) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (5) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (6) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (7) The last four sentences of the fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" are hereby deleted in their entirety and replaced with the following:

The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (9) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSEM SPT 8/01
                                                                     455 555 655

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN EQUITY GROWTH FUND

                    SUPPLEMENT DATED AUGUST 17, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund's portfolio managers are Philip W. Friedman, William S. Auslander and Peter Dannenbaum.

Mr. Friedman, a Managing Director and head of the Institutional Equity Group, joined the Subadviser in 1997. Prior to joining the Subadviser, Mr. Friedman was the North American Director of Equity Research at Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."). From 1990 to 1995, he was a member of Morgan Stanley & Co.'s Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa; Summa Cum Laude) in Economics. He also holds an M.B.A. from J.L. Kellogg School of Management at Northwestern University. Mr. Friedman has been a co-manager of the Fund since May 1998.

Mr. Auslander, a Principal and a Portfolio Manager in the Institutional Equity Group, joined the Subadviser in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining the Subadviser, Mr. Auslander was an equity analyst at Icahn & Co. for nine years. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University in 1993. Mr. Auslander has been a co-manager of the Fund since May 1998.

Mr. Dannenbaum, a Principal and Portfolio Manager in the Institutional Equity Group, joined the Subadviser in January 1999. Mr. Dannenbaum was an Equity Analyst in Morgan Stanley & Co.'s Equity Research department from 1993-1998, and a Research Associate from 1991-1993. Mr. Dannenbaum joined Morgan Stanley & Co. in its Mergers and Acquisitions department in 1989. Mr. Dannenbaum graduated from Temple

University with a B.B.A. in Finance (Magna Cum Laude) and is a Chartered Financial Analyst. Mr. Dannenbaum has been a co-manager of the Fund since February 2001.

    (2) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (3) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (5) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (6) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (7) The following paragraph is added after the first paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE":

To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange.

Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon the receipt of prior approval of the Adviser. It is the policy of the Adviser, under normal circumstances, not to approve such requests.

    (8) The last four sentences of the fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" are hereby deleted in their entirety and replaced with the following:

The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (9) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (10) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    EQG SPT 8/01
                                                                     468 568 668

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                          VAN KAMPEN FOCUS EQUITY FUND

                    SUPPLEMENT DATED AUGUST 17, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund's portfolio managers are Philip W. Friedman, William S. Auslander and Jeffrey S. Alvino.

Mr. Friedman, a Managing Director and head of the Institutional Equity Group, joined the Subadviser in 1997. Prior to joining the Subadviser, Mr. Friedman was the North American Director of Equity Research at Morgan Stanley & Co. Incorporated. From 1990 to 1995, he was a member of Morgan Stanley & Co. Incorporated's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa, Summa Cum Laude) in Economics. He also holds an M.B.A. from J.L. Kellogg School of Management at Northwestern University. Mr. Friedman has been a co-manager of the Fund since September 1998.

Mr. Auslander, a Principal and a Portfolio Manager in the Institutional Equity Group joined the Subadviser in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining the Subadviser, Mr. Auslander was an equity analyst for nine years at Icahn & Co. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University in 1993. Mr. Auslander has been a co-manager of the Fund since September 1998.

Mr. Alvino, a Principal, and Portfolio Manager in the Institutional Equity Group joined the Subadviser in 1995 as a Director and a Vice President of Morgan Stanley Dean Witter Commodities Management, Inc. where he had both portfolio management and trading responsibilities for a group of limited partnerships and a Netherlands Antilles corporation. Prior to joining the Subadviser, Mr. Alvino was a Controller in the Finance Division of

Morgan Stanley & Co. Incorporated from 1990 to 1995. Previously, he was a senior accountant in the Assurance & Advisory practice at Deloitte & Touche from 1988 to 1990. He graduated from Lehigh University in 1988 with a B.S. in accounting and is a Chartered Financial Analyst and a Certified Public Accountant.
Mr. Alvino has been a co-manager of the Fund since February 2001.

    (2) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (3) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value per share if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (5) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (6) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (7) The last four sentences of the fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" are hereby deleted in their entirety and replaced with the following:

The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (9) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSAE SPT 8/01
                                                                     474 574 674
                                                                        65131-01

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND

                    SUPPLEMENT DATED AUGUST 17, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (2) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (4) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (5) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (6) The last four sentences of the fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" are hereby deleted in their entirety and replaced with the following:

The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (7) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (8) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSGE SPT 8/01
                                                                     450 550 650
                                                                        65104-01

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND

                    SUPPLEMENT DATED AUGUST 17, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (2) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (4) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (5) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (6) The last four sentences of the fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" are hereby deleted in their entirety and replaced with the following:

The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (7) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (8) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSIM SPT 8/01
                                                                     461 561 661
                                                                        65133-01

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN LATIN AMERICAN FUND

                    SUPPLEMENT DATED AUGUST 17, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. Robert L. Meyer and Michael Perl are responsible as co-managers for the management of the Fund's investment portfolio.

Mr. Meyer, a Managing Director and co-head of the Emerging Markets Equity Group, joined the Subadviser in 1989. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he holds the Chartered Financial Analyst designation. Mr. Meyer has been a co-manager of the Fund since its inception.

Mr. Perl, a Principal and a portfolio manager in the Emerging Markets Equity Group focusing on Latin America, joined the Subadviser in 1998. Prior to joining the Subadviser, he worked as a Latin American Portfolio Manager at Bankers Trust Australia from 1992 to 1998. He graduated from the University of New South Wales with a Bachelor of Commerce (Honors), majoring in Finance, Accounting and Taxation. Mr. Perl has been a co-manager of the Fund since November 1998.

    (2) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (3) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (5) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (6) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (7) The last four sentences of the fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" are hereby deleted in their entirety and replaced with the following:

The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (9) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSLA SPT 8/01
                                                                     459 559 659

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN MID CAP GROWTH FUND

                    SUPPLEMENT DATED AUGUST 17, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (2) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (4) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (5) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (6) The last four sentences of the fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" are hereby deleted in their entirety and replaced with the following:

The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (7) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (8) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    MCG SPT 8/01
                                                                      74 174 274
                                                                        65172-01

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                             VAN KAMPEN VALUE FUND

                    SUPPLEMENT DATED AUGUST 17, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. Richard M. Behler, Steven Epstein, Brian Kramp and
Eric F. Scharpf are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

Mr. Behler, a Principal, joined the Subadviser in 1995. He assumed responsibility for MAS Funds' Value Fund in 1996. Mr. Behler served as a fund manager from 1992 through 1995 for Moore Capital Management. Mr. Behler holds a B.A. (Cum Laude) in Economics from Villanova University and an M.A. and PhD. in Economics from University of Notre Dame. He has managed the Fund's portfolio since its inception.

Mr. Epstein, a Vice President, joined the Subadviser as a Financial Analyst in 1996. He attended the Wharton School, University of Pennsylvania, from 1994-1996, receiving an MBA. He joined the management team for Value Fund, January 2001.

Mr. Kramp, a Principal, joined the Subadviser in 1997. He served as Analyst/Portfolio Manager for Meridian Asset Management and its successor, Core-States Investment Advisors, from 1985 to 1997. He joined the management team for the Value Fund, January 2001.

Mr. Scharpf, a Vice President, joined the Subadviser as a Financial Analyst in 1997. He attended the Wharton School, University of Pennsylvania, from 1995-1997, receiving an MBA, and served as a Financial Analyst for

Salomon Brothers from 1993-1995. He joined the management team for the Value Fund, January 2001.

    (2) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (3) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (5) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (6) The section entitled "Redemption of Shares -- Other redemption information" is hereby deleted in its entirety.

    (7) The last four sentences of the fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" are hereby deleted in their entirety and replaced with the following:

The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (9) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSVL SPT 8/01
                                                                     467 567 667
                                                                        65130-01

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

                    SUPPLEMENT DATED AUGUST 17, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. Gordon W. Loery, Stephen F. Esser, Abigail L. McKenna and Deanna L. Loughnane are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

Mr. Loery, a Principal, joined the Subadviser as a Fixed Income Analyst in 1990. He has shared primary responsibility for managing the Fund's assets since April 1999. Previously, he worked in Fixed Income at Alex Brown and Mabon Nugent and managed commodity pools for a private firm. He has a degree in economics from Cornell University, holds the Chartered Financial Analyst designation and is a member of the New York Society of Securities Analysts.

Mr. Esser, a Managing Director, joined the Subadviser in 1996 and has been a portfolio manager with Miller Anderson & Sherrerd, LLP ("MAS") since 1988. He has shared primary responsibility for managing the Fund's assets since October 1998. Mr. Esser is a member of the New York Society of Security Analysts and has a B.S. degree (Summa Cum Laude; Phi Beta Kappa) from the University of Delaware.

Ms. McKenna, a Principal, joined the Subadviser in 1996. Ms. McKenna has shared primary responsibility for managing the Fund's assets since 1996. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining the Subadviser, she was a senior portfolio manager at MIMCO and a Limited Partner at Weiss Peck & Greer from 1991 to 1995 where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A.

in International Relations from Georgetown University and holds a Chartered Financial Analyst designation.

Ms. Loughnane, a Principal, joined the Subadviser as a financial analyst in 1997. Ms. Loughnane has shared primary responsibility for managing the Fund's assets since January 2000. Prior to joining the Subadviser, Ms. Loughnane was a Vice President and Senior Corporate Bond Analyst for Putnam Investments from 1993 to 1997.

    (2) The second paragraph under the heading "PURCHASE OF SHARES -- GENERAL" is hereby deleted in its entirety.

    (3) The following is added as the last paragraph under the heading "PURCHASE OF SHARES -- GENERAL":

There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

The Fund permits unitholders of unit investment trusts to reinvest distributions from such trust in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (5) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES -- OTHER PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety.

    (6) The section entitled "REDEMPTION OF SHARES -- OTHER REDEMPTION INFORMATION" is hereby deleted in its entirety.

    (7) The last four sentences of the fifth paragraph under the heading "SHAREHOLDER SERVICES -- EXCHANGE PRIVILEGE" are hereby deleted in their entirety and replaced with the following:

The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund and other Participating Funds limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (9) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSWW SPT 8/01
                                                                     454 554 654
                                                                        65132-01